Condensed Interim Consolidated Statements of Cash Flows (Unaudited) - CAD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
OPERATING ACTIVITIES
Loss for the period	$ (560)	$ (838)
Items not affecting cash:
Amortization	3	4
Share based payments		287
Interest income	(18)
Changes in working capital	(33)	(379)
Interest received	11	16
Net cash used in operating activities	(597)	(910)
INVESTING ACTIVITIES
Expenditures on exploration and evaluation assets (includes changes in working capital)	(395)	(1,129)
Short-term investments	1,000	2,000
Net cash used in investing activities	605	871
FINANCING ACTIVITIES
Net cash provided by financing activities
Change in cash equivalents for the period	8	(39)
Cash and cash equivalents, beginning of the period	339	398
Cash and cash equivalents, end of the period	$ 347	$ 359